Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases	Future minimum lease payments under noncancelable operating leases at December 31, 2013 are as follows:

2014	$1,229
2015	1,230
2016	1,230
2017	102
2018	—
Thereafter	—

Total	$3,791

Future Minimum Payments	Future minimum payments are as follows:

2014	$14
Total	14
Less interest	—

Capital lease obligation	$14